Consolidated statements of income and of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	R$ 7,424,856	R$ 6,532,005	R$ 5,940,456
Interest Income (Loss) on Financial Assets Held for Trading	(1,765,733)	1,572,522	1,145,395
Interest income on financial assets designated at fair value through profit or loss	11,371,738	6,755,569	6,261,539
Revenue and other operating income	17,030,861	14,860,096	13,347,390
Operating expense	(5,063,032)	(4,398,923)	(3,871,096)
Selling expense	(148,975)	(169,486)	(138,722)
Administrative expenses	6,001,055	5,461,147	5,641,233
Other operating income (expense)	188,903	10,638	256,944
Expected Credit Loss	(288,496)	(360,859)	(94,159)
Interest expense on debt instruments issued	(779,525)	(617,478)	(402,303)
Share of profit (loss) of associates and joint ventures accounted for using equity method	47,286	73,507	(12,165)
Profit (loss) before tax	4,985,967	3,936,348	3,444,656
Tax income (expense)	(471,127)	(36,957)	135,555
Profit (loss)	4,514,840	3,899,391	3,580,211
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	147,671	(41,160)	(19,645)
Other comprehensive income, net of tax, hedges of net investments in foreign operations	(136,598)	34,603	17,252
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(1,166,654)	556,381	218,106
Other comprehensive income	(1,155,581)	549,824	215,713
Total comprehensive income	3,359,259	4,449,215	3,795,924
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	4,513,409	3,898,702	3,579,050
Profit (loss), attributable to non-controlling interests	1,431	689	1,161
Comprehensive income attributable to [abstract]
Comprehensive income, attributable to owners of parent	3,357,828	4,448,526	3,794,763
Profit (loss), attributable to non-controlling interests	R$ 1,431	R$ 689	R$ 1,161
Earnings per share [abstract]
Basic earnings per share (in R$ per share)	R$ 8.3324	R$ 7.2220	R$ 6.4438
Diluted earnings per share (in R$ per share)	R$ 8.2314	R$ 7.1639	R$ 6.2461